Financial risk management - Credit risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 1,531.2
Amount of credit to customers guaranteed by credit insurance	$ 232.3
Weighted average duration of invetsment in debt instruments	2 years 2 months 12 days
AA- to AAA
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 986.9
A- to A+
Disclosure of credit risk exposure [line items]
Total Outstanding	295.6
BBB- to BBB+
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 248.7